Securitized Vacation Ownership Debt (Tables)	6 Months Ended
Jun. 30, 2012
Debt and Securitized Vacation Ownership Debt [Abstract]
Long-term and short-term securitized vacation ownership debt

	June 30,	December 31,
	2012	2011
2005 securitization, interest rates ranging from 5.25% to 6.29%, maturing 2018	$29	$37
2006 securitization, interest rates ranging from 5.28% to 5.85%, maturing 2018	22	27
2009 securitization, interest rate at 5.81%, maturing 2016	77	92
2010 securitization, interest rates ranging from 3.65% to 4.75%, maturing 2021	163	190
2011 securitization, interest rates ranging from 3.67% to 4.82%, maturing 2026	158	186

	449	532
Less current maturities	(117)	(130)

Long-term securitized debt	$332	$402